i:\legal\sec.reg\cap596\prosup96.doc
First Variable Life Insurance Company
10 Post Office Square - 12th Floor
Boston, MA 02109



January 8, 1997

VIA EDGAR


Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, N.W.
Washington, DC 20549

Re:   First Variable Annuity Fund E
      File Nos. 33-35749 and 811-4092

Dear Sir/Madam:

On behalf of the above captioned Registration and pursuant to Securities Act Rule 497(e), we hereby submit for filing a supplement to the prospectus for certain variable annuity contracts of the Registrant.

Please do not hesitate to contact the undersigned at (617) 631-5052 should you have any questions or comments.

Very truly yours,

s/Arnold R. Bergman
Arnold R. Bergman
Vice President, Legal and Administration

                                                      Rule 497(e)
                                                      File No. 33-35749

                                     [GRAPHIC OMITTED]
                                     10 Post Office Square
                                   Boston, Massachusetts 02109



Supplement to:

CAPITAL FIVE VA /VISTA Variable Annuity Prospectus dated May 1, 1996 CAPITAL NO LOAD Variable Annuity Prospectus dated May 1, 1996 FUND A Variable Annuity Prospectus dated May 1, 1996
                                   ---------------------

                              Supplement dated January 8, 1997


Pursuant to an Order of the U.S. Securities and Exchange Commission dated November 29, 1996, 1996, the Company received approval to substitute shares (the "Substitution") of the Prime Money Fund II ("Prime Money Shares") of the Federated Insurance Series for shares of the Cash Management Portfolio ("Cash Management Shares") of Variable Investors Series Trust held in the Separate
Account.  The  Substitution  was  effected  January  2, 1997 (the  "Substitution
Date").

An Owner of a Contract that is funded, in whole or in part, by Cash Management Shares on the Substitution Date is permitted from the Substitution Date until February 17, 1997 to transfer his or her Cash Management Sub-Account value to any other Sub-Account without any limitation or charge being imposed. A complete list of all available Sub-Accounts in which to transfer value is set forth in the May 1, 1996 Variable Annuity Prospectus. A written request must be received by the Company at its Variable Service Center prior to the close of business February 17, 1997 to effect such transfer.

The name of the Cash Management Sub-Account is changed to the "Federated Prime Money Fund Sub-Account." The investment objectives and fees of the Prime Money Shares are described more fully in the May 1, 1996 Variable Annuity Prospectus and in the accompanying prospectus of Federated Insurance Series.